Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (71,999)	$ (12,359)	$ 2,596
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Foreign exchange (gain) loss	(499)	779	(692)
Accounts receivable write offs	1,462
Other receivable write offs	2,207
Provision on accounts receivables	20,523
Provision on other receivables	1,476
Depreciation of property and equipment	395	744	1,011
Amortization of intangible assets	6,088	3,935	2,146
Impairment of inventory	864		1
Impairment of long term investment	13,000
Deferred income tax benefits	1,572	937	402
Interest expense	338	661	353
Share-based compensation expenses	976	5,890
Changes in the fair value of warrant liabilities		200	12
Changes in operating assets and liabilities, net of the effects of an acquisition:
Accounts receivable	41,185	(37,463)	(22,189)
Amounts due from related parties		490	5,508
Receivable from MVNO franchisees	3,317	805	(1,024)
Inventories	9,225	(4,349)	(6,418)
Deferred cost of revenues	(3,782)	(1,491)	(497)
Prepaid expenses and other current assets	(6,763)	(12,140)	(3,176)
Accounts payable	(29,138)	26,999	15,740
Accrued expenses and other payables	5,489	5,215	1,371
Unrecognized tax benefits	(101)	366	1,064
Advances from customers	1,873	3,623
Amounts due to related parties	1,071
Deferred revenues	1,313	(5,117)	(3,351)
Long-term payable	2,497
Income tax payable	(264)	1,016	51
Deferred government grants	(93)	(151)	(1,906)
Net cash (used in) generated from operating activities	2,581	(12,633)	(8,998)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(155)	(842)	(494)
Purchases of intangible assets	(5,575)	(7,649)	(5,229)
Receipts of loans to third parties	1,469	371	457
Net cash used in investing activities	(4,261)	(8,120)	(5,266)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares		62
Cash received from the Merger		18,034
Proceeds from issuance of Series E Preferred Shares		9,000
Proceeds from exercise of warrants for Series E-1 Preferred Shares ("Series E-1 Warrants")		8
Payment of issuance costs for Series E Preferred Shares		(312)
Prepayment for repurchase of shares	(10,070)
Proceeds from short-term bank and other borrowings	1,124	10,456	6,776
Repayments of short-term bank and other borrowings	(2,594)	(4,756)	(2,000)
Proceeds from long-term bank borrowings	4,000	2,000	6,000
Repayments of long-term bank and other borrowings	(4,000)	(2,631)	(571)
Net cash generated from (used in) financing activities	(11,540)	31,861	10,205
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(324)	648	265
Net (decrease) increase in cash and cash equivalents and restricted cash	(13,544)	11,756	(3,794)
Cash and cash equivalents and restricted cash at the beginning of year	16,519	4,763	8,557
Cash and cash equivalents and restricted cash at the end of year	2,975	16,519	4,763
Less: cash and cash equivalents and restricted cash of discontinued operations at the end of year	(1,044)	3,510	1,567
Cash and cash equivalents and restricted cash of continuing operations at the end of year	1,931	13,009	3,196
Cash and cash equivalents of continuing operations at the end of year	1,931	13,009	3,196
Restricted cash of continuing operations at the end of year
Total cash and cash equivalents and restricted cash of continuing operations	1,931	13,009	3,196
Reconciliation of cash and cash equivalents and restricted cash of the discontinued operations
Cash and cash equivalents of discontinued operations at the end of year	336	51	414
Restricted cash of discontinued operations at the end of year	708	3,459	1,153
Total cash and cash equivalents and restricted cash of discontinued operations	1,044	3,510	1,567
Supplemental disclosures of cash flow information:
Income taxes paid			(554)
Interest paid	(2,580)	(1,877)	(797)
Interest received	14	14	65
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in account payable, accrued expenses and other liabilities	$ 50	$ 52	$ 432